Class A Shares [Member] Expense Example - Class A Shares - AB Balanced Hedged Allocation Portfolio - Class A	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	$ 917